10. DEFERRED INCOME TAXES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Tax loss carryforwards		R$ 2,060,846	R$ 1,785,027
Negative calculation basis (social contribution)		772,283	682,175
Temporary differences
Temporary differences - assets		4,120,642	3,726,143
Temporary differences - liabilities		(2,038,105)	(1,896,083)
Total Assets		2,109,064	1,915,370
Total Liabilities		(26,527)	(85,310)
Total deferred taxes		2,082,537	1,830,060	R$ 1,453,878
Provisions for tax, civil and labor risks [member]
Temporary differences
Temporary differences - assets		458,019	477,538
Suspended collection taxes [member]
Temporary differences
Temporary differences - assets		1,871	31,069
Expected credit losses [member]
Temporary differences
Temporary differences - assets		194,977	164,332
Impairment on tax credits [member]
Temporary differences
Temporary differences - assets		67,900	60,797
Provision for other obligations [member]
Temporary differences
Temporary differences - assets		115,959	64,661
Employees' profit sharing [member]
Temporary differences
Temporary differences - assets		86,752	66,166
Write-down to net realizable value of inventories [member]
Temporary differences
Temporary differences - assets		19,189	18,718
Employees' benefits plan [member]
Temporary differences
Temporary differences - assets		216,510	202,228
Lease basis difference [member]
Temporary differences
Temporary differences - assets		86,308	37,492
Other temporary differences [member]
Temporary differences
Temporary differences - assets		40,028	135,940
Temporary differences - liabilities		(22,749)	(77,903)
Difference on tax x accounting basis for goodwill amortization [member]
Temporary differences
Temporary differences - liabilities		(320,729)	(319,592)
Difference on tax x accounting basis for depreciation (useful life) [member]
Temporary differences
Temporary differences - liabilities		(851,436)	(802,844)
Unrealized gains on derivatives, net [member]
Temporary differences
Temporary differences - liabilities		(42,493)	(43,428)
Business Combination [Member] | Sadia S.A. [Member]
Temporary differences
Temporary differences - liabilities	[1]	(761,429)	(640,318)
Unrealized Fair Value Gains, Net [Member]
Temporary differences
Temporary differences - liabilities		R$ (39,269)	R$ (11,998)

[1]	The deferred tax asset on the Sadia business combination was recorded on the amortization difference between the accounting and tax goodwill calculated as of the purchase price allocation date. The deferred tax liability on the Sadia business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.